Accruals and Other Liabilities - Summary of Accruals and Other Current Liabilities (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands				12 Months Ended
	Sep. 30, 2022	Oct. 24, 2019	Oct. 22, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 19, 2019
Accounts Payable And Accrued Liabilities Current [Line Items]
Interest payables				¥ 39,082	¥ 54,191
Repayment of debt from third party investors				¥ (98,000)	0	¥ 0
Kunpeng Kenchuang LLP [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Interest payables					¥ 8,586
Repayment of debt from third party investors	¥ 98,000
Interest expense, debt	¥ 9,516
Kunpeng Kenchuang LLP [Member] | Guangzhou Industrial Transformation and Upgrading Development Fund Co., Limited [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payable to non controlling interest for limited partnership interest							¥ 98,000
Payment to acquire limited partnership interests			¥ 98,000
Percentage of non controlling interest in limited partnership firm							24.50%
Kunpeng Kenchuang LLP [Member] | Shenzhen Antuo Hengyuan Fund management Co., Limited [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payable to non controlling interest for limited partnership interest							¥ 10
Payment to acquire limited partnership interests		¥ 10
Percentage of non controlling interest in limited partnership firm							0.0025%